Equity Based Awards - Summary of Restricted Stock Units Activity (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Vested	(106,800)
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Outstanding at December 31, 2020	0
Number of Shares, Granted	4,543,074
Number of Shares, Vested	(106,800)
Number of Shares, Forfeited	(98,718)
Number of Shares, Unvested at December 31, 2021	4,337,556
Weighted- Average Grant Date Fair Value, Outstanding at December 31, 2020 | $ / shares	$ 0
Weighted- Average Grant Date Fair Value, Granted | $ / shares	9.20
Weighted- Average Grant Date Fair Value, Vested | $ / shares	9.90
Weighted- Average Grant Date Fair Value, Forfeited | $ / shares	9.11
Weighted- Average Grant Date Fair Value, Unvested at December 31, 2021 | $ / shares	$ 9.32